Financial instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commodity price sensitivity [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of reasonably possible change, market risk	30.00%
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total gains and losses recognised in statement of income, assets	$ 108	$ 109
Gains on change in fair value of derivatives	86
The amount of increase (decrease) in the fair value of asset	187
Level 3 [member] | Market Risk [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total gains and losses recognised in statement of income, assets	20
Level 3 [member] | Certain earn-out agreements [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total gains and losses recognised in statement of income, assets	108
Extrapolation approach [member] | Level 3 [member] | Certain earn-out agreements [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
The amount of increase (decrease) in the fair value of asset	$ 400	$ 100